Related Party Transactions (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue from Related Parties	€ 308	€ 516	€ 371
Related Parties Amount in Cost of Sales	68	65	61
Due to Related Parties, Current	25	66
Accounts Receivable, Related Parties, Current	€ 112	€ 423